Expense Example - FidelityMidCapValueFund-AMCIZPRO - FidelityMidCapValueFund-AMCIZPRO - Fidelity Mid Cap Value Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Mid Cap Value Fund - Class A
Expense Example:
1 year	$ 679
3 years	899
5 years	1,136
10 years	1,816
Fidelity Advisor Mid Cap Value Fund - Class C
Expense Example:
1 year	288
3 years	582
5 years	1,001
10 years	1,968
Fidelity Advisor Mid Cap Value Fund - Class M
Expense Example:
1 year	482
3 years	760
5 years	1,058
10 years	1,906
Fidelity Advisor Mid Cap Value Fund - Class I
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	1,002
Fidelity Advisor Mid Cap Value Fund - Class Z
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835